General (Schedule of net assets acquired based on their estimated fair value) (Details) $ in Thousands	Mar. 16, 2021 USD ($)
Nature Of Operations Disclosure [Abstract]
Cash and cash equivalents	$ 2,427
Asset held for sale	1,000
Prepaid and other assets	236
Accrued liabilities	(1,187)
Net acquired assets	$ 2,476